Equity instruments (Details 4) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Changes Equity Instruments Availableforsale Financial Assets [Abstract]
Balance at beginning of year	R$ 1,985,473	R$ 1,162,332	R$ 1,653,644
Net additions (disposals)	(830,395)	852,820	(482,406)
Valuation adjustments	(48,441)	(29,679)	(8,906)
Balance at end of year	R$ 1,106,637	R$ 1,985,473	R$ 1,162,332